Business Developments (Acquisition of HC Consumer Finance Philippines, Inc & PT Home Credit Indonesia) (Details) - JPY (¥) ¥ in Millions			1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Oct. 02, 2023	Jun. 01, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Business Developments [Line Items]
Goodwill			¥ 493,758	¥ 493,758	¥ 493,758	¥ 566,536	¥ 558,164	¥ 493,758
Customer relationships
Business Developments [Line Items]
Weighted average amortization period, in years						16 years	16 years
PT Adira Dinamika Multi Finance Tbk | PT Home Credit Indonesia Inc
Business Developments [Line Items]
Ownership percentage by NCI owners			4.90%	4.90%	4.90%			4.90%
HC Consumer Finance Philippines
Business Developments [Line Items]
Percentage of voting interests acquired		100.00%
Payments to acquire businesses		¥ 69,841
Assets acquired		137,577
Net loans receivables acquired		108,359
Liabilities acquired		96,152
Long-term debt liabilities acquired		43,891
Goodwill		28,196
Intangible assets		¥ 9,373
Weighted average amortization period, in years		5 years 8 months 12 days
Revenues					¥ 58,394
Earnings or loss of acquiree since acquisition date					¥ 4,129
Acquired loan at fair value at acquisition date		¥ 104,391
Acquired loan unpaid principal balance		109,032
Contractual loans not expected to be collected		4,100
Finite-lived intangible assets, purchase accounting adjustments								¥ 1,669
HC Consumer Finance Philippines | Customer relationships
Business Developments [Line Items]
Intangible assets		¥ 6,137
Weighted average amortization period, in years		7 years 6 months
HC Consumer Finance Philippines | Krungsri
Business Developments [Line Items]
Percentage of voting interests acquired		75.00%
HC Consumer Finance Philippines | MUFG Union Bank
Business Developments [Line Items]
Percentage of voting interests acquired		25.00%
PT Home Credit Indonesia Inc
Business Developments [Line Items]
Assets acquired	¥ 44,178
Net loans receivables acquired	24,949
Liabilities acquired	30,494
Goodwill	18,034
Intangible assets	¥ 3,964
Weighted average amortization period, in years	6 years 10 months 24 days
Revenues				¥ 14,569
Earnings or loss of acquiree since acquisition date				¥ 327
Acquired loan at fair value at acquisition date	¥ 25,768
Acquired loan unpaid principal balance	27,389
Contractual loans not expected to be collected	1,505
Short term borrowings acquired	22,299
Finite-lived intangible assets, purchase accounting adjustments								¥ 577
PT Home Credit Indonesia Inc | Customer relationships
Business Developments [Line Items]
Intangible assets	¥ 3,582
Weighted average amortization period, in years	7 years 1 month 6 days
PT Home Credit Indonesia Inc | Krungsri and PT Adira Dinamika Multi Finance Tbk
Business Developments [Line Items]
Percentage of voting interests acquired	84.80%
Payments to acquire businesses	¥ 31,812
PT Home Credit Indonesia Inc | Krungsri
Business Developments [Line Items]
Percentage of voting interests acquired	75.00%
Consideration transferred			¥ 4,896
Equity interest in acquiree, including subsequent acquisition,			80.00%	80.00%	80.00%			80.00%
PT Home Credit Indonesia Inc | PT Adira Dinamika Multi Finance Tbk
Business Developments [Line Items]
Percentage of voting interests acquired	9.80%
HC Consumer Finance Philippines and PT Home Credit Indonesia
Business Developments [Line Items]
Acquisition related costs								¥ 1,044